Inventories (Tables)	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories
	March 31, 2026	December 31, 2025
Finished products	4,511,970	3,859,259
Work in process	544,413	546,473
Raw materials	1,005,232	1,015,266
Supplies	699,698	686,167
	6,761,314	6,107,165